Schedule of trade and other payables (Details) - Cilo Cybin Holdings Limited [member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Trade payables	$ 7,730	$ 7,730	$ 7,730
Accrued expenses	1	2,896,874	70,000
Other payables	151,648	45,093	239,513
Total	1,492,410	2,949,697	317,243
Trade payables	7,730	7,730	7,730
Accrued expenses	1	2,896,874	70,000
Other payables*	151,648	45,093	239,513
Accrued statutory expenses	105,914
Total	1,492,410	2,949,697	317,243
Opening Balance	45,093	239,513
Total capital received as part of IPO	1,807,519		20,582,555
Total capital refunded as part of proposed listing	(1,700,963)	(194,420)
Total	$ (151,648)	$ 45,093	$ 239,513